JPMorgan Trust I

270 Park Avenue

New York, New York 10017

December 14, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

The JPMorgan Short Duration High Yield Fund (the “Fund”)

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 247 under the 1933 Act (Amendment No. 248 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering a new Fund as a new series of the Trust.

Included in the filing are the prospectuses and Statement of Additional Information for the Fund. The JPMorgan Short Duration High Yield Fund seeks current income with a secondary objective of capital appreciation. The Fund invests in all types of high yield, high risk debt securities. The Fund also may invest in preferred stock, common stock and loan participations and assignments and commitments to purchase loan assignments. We are registering Class A, Class C, Select Class and Class R6 Shares for the Fund.

If you have any questions or comments, please contact me at (614) 901-1410.

/s/ Jessica K. Ditullio
Jessica K. Ditullio

Assistant Secretary

cc: Vincent Di Stefano